UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio             February 13, 2006
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:   $3,861,412
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE


                                           Eubel Brady & Suttman Asset Management, Inc.
                                                           SEC Form 13-F
                                                             12/31/05
           ITEM 1               ITEM 2         ITEM 3     ITEM 4       ITEM 5             ITEM 6        ITEM 7          ITEM 8
                                                          MARKET
                                                          VALUE             SH/   INVESTMENT DESCRETION          VOTING AUTHORITY
      NAME OF ISSUER            TITLE           CUSIP   (X$1,000)  QUANTITY PRN    SOLE  SHARED OTHER  MGRS     SOLE   SHARED OTHER
21st Century Ins Group         COM             90130N103     350      21630  sh     21630   n/a    n/a   n/a      21630  n/a    n/a
Aames Inv Corp MD              COM             00253G108   14847    2298329  sh   2298329   n/a    n/a   n/a    2298329  n/a    n/a
Accredited Home Lenders Hldg   COM             00437p107   64541    1301760  sh   1301760   n/a    n/a   n/a    1301760  n/a    n/a
Aceto Corp                     COM             004446100    1151     174901  sh    174901   n/a    n/a   n/a     174901  n/a    n/a
Altria Group Inc               COM             02209S103   66333     887748  sh    887748   n/a    n/a   n/a     887748  n/a    n/a
America Svc Group Inc          COM             02364l109    5981     377143  sh    377143   n/a    n/a   n/a     377143  n/a    n/a
American Eagle Outfitters NE   COM             02553E106  151045    6572885  sh   6572885   n/a    n/a   n/a    6572885  n/a    n/a
American Fin Rlty Tr           COM             02607P305   91768    7647326  sh   7647326   n/a    n/a   n/a    7647326  n/a    n/a
American Home Mtg Inv Corp     COM             02660r107   57928    1778581  sh   1778581   n/a    n/a   n/a    1778581  n/a    n/a
American Pwr Conversion Corp   COM             029066107  105074    4776093  sh   4776093   n/a    n/a   n/a    4776093  n/a    n/a
AmeriCredit Corp               COM             03060R101  165463    6455818  sh   6455818   n/a    n/a   n/a    6455818  n/a    n/a
Amerisafe Inc.                 CL A            03071H100    3821     379415  sh    379415   n/a    n/a   n/a     379415  n/a    n/a
Ashford Hospitality Tr Inc     SHS             044103109   38773    3696220  sh   3696220   n/a    n/a   n/a    3696220  n/a    n/a
Atlas Amer Inc                 COM             049167109     678      11258  sh     11258   n/a    n/a   n/a      11258  n/a    n/a
Berkshire Hathaway Inc Del     CL B            084670207   46098      15703  sh     15703   n/a    n/a   n/a      15703  n/a    n/a
Bimini Mgmt Inc                CL A            09031E400    5134     567348  sh    567348   n/a    n/a   n/a     567348  n/a    n/a
CableVision Sys Corp           CL A NY CABLVS  12686C109   98173    4182910  sh   4182910   n/a    n/a   n/a    4182910  n/a    n/a
Capital Lease Fdg Inc          COM             140288101    8524     809525  sh    809525   n/a    n/a   n/a     809525  n/a    n/a
Cato Corp New                  CL A            149205106    5065     236115  sh    236115   n/a    n/a   n/a     236115  n/a    n/a
CenturyTel Inc                 COM             156700106   51014    1538423  sh   1538423   n/a    n/a   n/a    1538423  n/a    n/a
Cintas Corp                    COM             172908105  112395    2732680  sh   2732680   n/a    n/a   n/a    2732680  n/a    n/a
Comcast Corp New               CL A            20030n101   69785    2692315  sh   2692315   n/a    n/a   n/a    2692315  n/a    n/a
Compudyne Corp                 NOTE 6.250% 1/1 204795AA6    2068    3182000  sh   3182000   n/a    n/a   n/a    3182000  n/a    n/a
CompuDyne Corp                 COM PAR $0.75   204795306    1548     248916  sh    248916   n/a    n/a   n/a     248916  n/a    n/a
Consol Energy Inc              COM             20854P109  146075    2241099  sh   2241099   n/a    n/a   n/a    2241099  n/a    n/a
DiamondRock Hospitality Co     COM             252784301   26563    2220963  sh   2220963   n/a    n/a   n/a    2220963  n/a    n/a
Dun & Bradstreet Corp Del NE   COM             26483E100   56785     848050  sh    848050   n/a    n/a   n/a     848050  n/a    n/a
ECC Capital Corp               COM             26826M108   11540    5106327  sh   5106327   n/a    n/a   n/a    5106327  n/a    n/a
Emmis Communications Corp      CL A            291525103   41010    2059786  sh   2059786   n/a    n/a   n/a    2059786  n/a    n/a
Fieldstone Inv Corp            COM             31659U300    8587     724060  sh    724060   n/a    n/a   n/a     724060  n/a    n/a
Finish Line Inc                CL A            317923100    5474     314240  sh    314240   n/a    n/a   n/a     314240  n/a    n/a
Friedman Billings Ramsey GRO   CL A            358434108   77922    7870861  sh   7870861   n/a    n/a   n/a    7870861  n/a    n/a
Gannett Inc                    COM             364730101    9612     158695  sh    158695   n/a    n/a   n/a     158695  n/a    n/a
General Communication Inc      CL A            369385109    4865     470925  sh    470925   n/a    n/a   n/a     470925  n/a    n/a
Golden West Fin Corp DEL       COM             381317106  131225    1988261  sh   1988261   n/a    n/a   n/a    1988261  n/a    n/a
Government Pptys Tr Inc        COM             38374w107    9692    1038820  sh   1038820   n/a    n/a   n/a    1038820  n/a    n/a
Hearst - Argyle Television Inc COM             422317107   46009    1929083  sh   1929083   n/a    n/a   n/a    1929083  n/a    n/a
Highland Hospitality Corp      COM             430141101   35012    3168539  sh   3168539   n/a    n/a   n/a    3168539  n/a    n/a
HomeBanc Corp GA               COM             43738R109   50938    6809826  sh   6809826   n/a    n/a   n/a    6809826  n/a    n/a
IHOP Corp                      COM             449623107    4515      96250  sh     96250   n/a    n/a   n/a      96250  n/a    n/a
Integrated Alarm Svcs Group    COM             45890m109    6242    2174961  sh   2174961   n/a    n/a   n/a    2174961  n/a    n/a
ITLA Cap Corp                  COM             450565106   12937     264826  sh    264826   n/a    n/a   n/a     264826  n/a    n/a
Jones Apparel Group Inc        COM             480074103   57965    1886888  sh   1886888   n/a    n/a   n/a    1886888  n/a    n/a
Knight-Ridder Inc              COM             499040103  147983    2337802  sh   2337802   n/a    n/a   n/a    2337802  n/a    n/a
Lancaster Colony Corp          COM             513847103   56761    1532000  sh   1532000   n/a    n/a   n/a    1532000  n/a    n/a
Lee Enterprises Inc            COM             523768109   59271    1605826  sh   1605826   n/a    n/a   n/a    1605826  n/a    n/a
Leucadia Nat Corp              COM             527288104  165574    3488709  sh   3488709   n/a    n/a   n/a    3488709  n/a    n/a
Liberty Global Inc             SER A           530555101    4556     202505  sh    202505   n/a    n/a   n/a     202505  n/a    n/a
Liberty Global Inc             SER A           530555309    4293     202515  sh    202515   n/a    n/a   n/a     202515  n/a    n/a
Liberty Media Corp New         SER A           530718105   72429    9203219  sh   9203219   n/a    n/a   n/a    9203219  n/a    n/a
Markel Corp                    COM             570535104    7834      24709  sh     24709   n/a    n/a   n/a      24709  n/a    n/a
MCG Capital Corp               COM             58047P107   41346    2833829  sh   2833829   n/a    n/a   n/a    2833829  n/a    n/a
Mediacom Communications Corp   CL A            58446k105   29205    5319584  sh   5319584   n/a    n/a   n/a    5319584  n/a    n/a
Merck & Co Inc                 COM             589331107    8462     266012  sh    266012   n/a    n/a   n/a     266012  n/a    n/a
Mercury Gen Corp New           COM             589400100  101824    1748957  sh   1748957   n/a    n/a   n/a    1748957  n/a    n/a
MortgageIT Hldgs Inc           COM             61915Q108   27432    2008189  sh   2008189   n/a    n/a   n/a    2008189  n/a    n/a
National Beverage Corp         COM             635017106    2582     264300  sh    264300   n/a    n/a   n/a     264300  n/a    n/a
New Century Financial Corp M   COM             6435EV108   38568    1069260  sh   1069260   n/a    n/a   n/a    1069260  n/a    n/a
New York Mtg Tr Inc            COM             649604105   13022    1967105  sh   1967105   n/a    n/a   n/a    1967105  n/a    n/a
NGP Cap Res Co                 COM             62912R107   19917    1516882  sh   1516882   n/a    n/a   n/a    1516882  n/a    n/a
North Fork Bancorporation NY   COM             659424105  186811    6827901  sh   6827901   n/a    n/a   n/a    6827901  n/a    n/a
NVR Inc                        COM             62944T105  160685     228895  sh    228895   n/a    n/a   n/a     228895  n/a    n/a
Petrohawk Energy Corp          COM             716495106   34205    2587345  sh   2587345   n/a    n/a   n/a    2587345  n/a    n/a
Pfizer Inc                     COM             717081103   65587    2812479  sh   2812479   n/a    n/a   n/a    2812479  n/a    n/a
Quanta Cap Hldgs Ltd           SHS             G7313F106   33247    6519023  sh   6519023   n/a    n/a   n/a    6519023  n/a    n/a
RailAmerica Inc                COM             750753105   10232     931030  sh    931030   n/a    n/a   n/a     931030  n/a    n/a
Range Res  Corp                COM             75281a109    7400     280925  sh    280925   n/a    n/a   n/a     280925  n/a    n/a
Resource America Inc           CL A            761195205     344      20180  sh     20180   n/a    n/a   n/a      20180  n/a    n/a
RLI Corp                       COM             749607107   60037    1203875  sh   1203875   n/a    n/a   n/a    1203875  n/a    n/a
Saxon Cap Inc NE               COM             80556T106   23795    2100189  sh   2100189   n/a    n/a   n/a    2100189  n/a    n/a
SeaBright Insurance Hldgs Inc  COM             811656107    9810     589915  sh    589915   n/a    n/a   n/a     589915  n/a    n/a
Sherwin Williams Co            COM             824348106   88887    1956994  sh   1956994   n/a    n/a   n/a    1956994  n/a    n/a
Specialty Underwriters Allia   COM             84751T309    2288     371375  sh    371375   n/a    n/a   n/a     371375  n/a    n/a
Supreme Inds Inc               CL A            868607102    3579     462365  sh    462365   n/a    n/a   n/a     462365  n/a    n/a
Telephone & Data Sys Inc       SPL COM         879433860   38914    1124370  sh   1124370   n/a    n/a   n/a    1124370  n/a    n/a
Telephone & Data Sys Inc       COM             879433100   77438    2149259  sh   2149259   n/a    n/a   n/a    2149259  n/a    n/a
Thomas Pptys Group Inc         COM             884453101    8693     695465  sh    695465   n/a    n/a   n/a     695465  n/a    n/a
Timberland Co                  CL A            887100105  152836    4695425  sh   4695425   n/a    n/a   n/a    4695425  n/a    n/a
Topps Co Inc                   COM             890786106    7091     954408  sh    954408   n/a    n/a   n/a     954408  n/a    n/a
Tower Group Inc                COM             891777104   29379    1336645  sh   1336645   n/a    n/a   n/a    1336645  n/a    n/a
Trinity Ind Inc                COM             896522109   73779    1674135  sh   1674135   n/a    n/a   n/a    1674135  n/a    n/a
UST Inc                        COM             902911106   72880    1784953  sh   1784953   n/a    n/a   n/a    1784953  n/a    n/a
Washington Mut Inc             COM             939322103    1909      43894  sh     43894   n/a    n/a   n/a      43894  n/a    n/a


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